Events After the Reporting Period	12 Months Ended
Dec. 31, 2020
Events After Reporting Period [Abstract]
Events After the Reporting Period	Events after the reporting period
The following events regarding the Telefónica Group took place between December 31, 2020 and the date of authorization for issue of the accompanying consolidated financial statements:
•On January 13, 2021, Telefónica's subsidiary, Telxius, signed two agreements with American Tower International, Inc. (the “Purchaser”), a subsidiary of American Tower Corporation ("ATC"), for the sale of its telecommunications towers divisions in Europe (Spain and Germany) and in Latin America (Brazil, Peru, Chile and Argentina), for a total cash consideration of 7.7 billion euros, (including the Purchaser's assumption of the future committed acquisitions), subject to certain closing adjustments.
The agreement establishes the sale of approximately 30,722 telecommunication tower sites through two separate and independent transactions.
Among other aspects, the agreements include the Purchaser’s commitment to maintain employment post-closing of the transactions. Additionally, the Telefónica Group operators will maintain the current tower lease agreements signed with the companies being sold so that these companies will continue to provide their services on similar terms to the operators as those currently provided. Renewal conditions do not include any new "all or nothing" clauses (see Note 29.c).
•On January 29, 2021, a Purchase and Sale Agreement was entered into among Telefónica Brasil S.A., Tim S.A. and Claro S.A., (jointly the “Purchasers”) and Oi Móvel S.A. (the “Seller”) of the mobile assets of the Oi Group, of which they were declared winners at the judicial auction held on December 14, 2020. The effectiveness of this acquisition by the Purchasers is subject to certain conditions usually applicable to transactions of this nature, all of which are part of the purchase and sale agreement, including obtaining the required regulatory authorizations. In addition, this acquisition shall take place in accordance with the segregation plan of such assets.
•In February 2021, Telefónica Europe, B.V. announced the following transactions related to its hybrid capital:
(a) a new issue amounting to 1,000 million euros, guaranteed by Telefónica, S.A. The net proceeds thereof will be subject to specific eligibility criteria to be applied to new or existing projects, as detailed in Telefónica's Sustainable Development Goals Framework (the "SDG Framework"). The SDG Framework is in accordance with the Green Bond Principles 2018, Social Bond Principles 2018 and Sustainability Bond Guidelines 2018, each published by the International Capital Market Association. The settlement took place on February 12, 2021.
(b) a tender offer on hybrid instruments in euros, with first call date in March 2022. Telefónica Europe, B.V. offered to purchase for cash any and all of the tendered securities in an aggregate principal amount of 758 million euros. The tender offer settled on February 15, 2021.
•On February 8, 2021, Telefónica Brasil S.A parcial redeemed 1,000 million Brazilian reais of its bond, issued on February 8, 2017.
•On February 10, 2021, Telefónica Germany GmbH & Co. OHG redeemed 500 million euros of its bond, issued on February 10, 2014.
•On February 16, 2021, Telefónica Emisiones, S.A.U. redeemed 1,500 million dollars of its notes issued on February 16, 2011. These notes were guaranteed by Telefónica, S.A.
•On February 22, 2021, Telefónica Chile, S.A. entered into a stock purchase agreement with KKR Alameda Aggregator L.P. (a vehicle controlled by funds managed or advised by KKR affiliated entities) for the sale of 60% of the shares of InfraCo, SpA ("InfraCo").
As part of the transaction, Telefónica Chile will sell approximately two million homes passed with fiber to InfraCo. Additionally, Telefónica Chile and InfraCo will enter into certain agreements for the provision of various services, including an agreement to provide wholesale connectivity services to Telefónica Chile on InfraCo’s fiber network.
The transaction values InfraCo at 1.0 billion U.S. dollars (approximately 0.8 billion euros at the exchange rate as of the date of the agreement).
The transaction is subject to obtaining the corresponding authorizations from the antitrust authorities.